Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Aug. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

We are providing the following information about the relationship between executive compensation actually paid (CAP) and certain financial performance of the Company as required by SEC rules. Please see “Executive Compensation” for discussion of our compensation philosophy.

Year	Summary Comp. Table Total for PEO 1[1]	Summary Comp. Table Total for PEO 2[1]	Comp. Actually Paid to PEO 1[2]	Comp. Actually Paid to PEO 2[3]	Average Summary Comp. Table Total for Non-PEO NEOs[4]	Average Comp. Actually Paid to Non- PEO NEOs[5]	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return	Net Income (Loss) (in thousands)
2025	$760,750	$-	$722,102	$-	$572,800	572,256	$30.65	$(18,438)
2024	$757,550	$930,041	$793,295	$979,500	$572,800	$572,403	$50.31	$24,347
2023	$-	$438,200	$-	$378,636	$435,500	$412,743	$47.30	$(25,904)

[1] The amounts reported in this column represent the amounts reported in the “Total” column of the Summary Compensation Table for each of Nicholas Petcoff and Brian Roney for the years in which they served as PEO. For the years reported in the table, Nick was our PEO from January 2023 through August 2024, and Brian has been our PEO since September 2024.

[2] Amounts reported reflect CAP for Mr. Brian Roney, as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year.

Year	Reported Summary Compensation Table Total for PEO 1	Reported Value of Equity Awards(a)	Equity Award Adjustment	Compensation Actually Paid to PEO 1
2025	$$760,750	$-	$(38,648)	$722,102
2024	$$757,550	$-	$35,745	$793,295

[3] Amounts reported reflect CAP for Mr. Nicholas Petcoff, as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year.

Year	Reported Summary Compensation Table Total for PEO 2	Reported Value of Equity Awards(a)	Equity Award Adjustment	Compensation Actually Paid to PEO 2
2025	$-	$-	$-	$-
2024	$930,041	$-	$49,459	$979,500
2023	$438,200	$-	$(59,564)	$378,636
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (ii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
Brian Roney
2025	$(28,897)	$(9,751)	$(38,648)
2024	$36,488	$(743)	$35,745
Nicholas Petcoff
2024	$50,149	$(690)	$49,459
2023	$(67,752)	$8,188	$(59,564)

[4]  Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other named executive officers as a group for each corresponding year. The names of each of the other named executive officers included for the purposes of calculating the average amounts in each applicable year are Mr. Meloche for 2025 and 2024, and Mr. Roney and Mr. Meloche for 2023.

[5] Amounts reported reflect CAP for the other named executive officers as a group, as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year.  The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non- PEO NEOs
2025	$572,800	$-	$(544)	$572,256
2024	$572,800	$-	$(397)	$572,403
2023	$435,500	$-	$(22,757)	$412,743

a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Year End Fair Value of Equity Awards Granted In The Year	Average Equity Award Adjustments(a)
2025	$-	$(544)	$-	$(544)
2024	$192	$(589)	$-	$(397)
2023	$(25,962)	$3,205	$-	$(22,757)

Named Executive Officers, Footnote [Text Block]
[1] The amounts reported in this column represent the amounts reported in the “Total” column of the Summary Compensation Table for each of Nicholas Petcoff and Brian Roney for the years in which they served as PEO. For the years reported in the table, Nick was our PEO from January 2023 through August 2024, and Brian has been our PEO since September 2024.
[4]  Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other named executive officers as a group for each corresponding year. The names of each of the other named executive officers included for the purposes of calculating the average amounts in each applicable year are Mr. Meloche for 2025 and 2024, and Mr. Roney and Mr. Meloche for 2023.

Adjustment To PEO Compensation, Footnote [Text Block]
[2] Amounts reported reflect CAP for Mr. Brian Roney, as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year.

Year	Reported Summary Compensation Table Total for PEO 1	Reported Value of Equity Awards(a)	Equity Award Adjustment	Compensation Actually Paid to PEO 1
2025	$$760,750	$-	$(38,648)	$722,102
2024	$$757,550	$-	$35,745	$793,295

[3] Amounts reported reflect CAP for Mr. Nicholas Petcoff, as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year.

Year	Reported Summary Compensation Table Total for PEO 2	Reported Value of Equity Awards(a)	Equity Award Adjustment	Compensation Actually Paid to PEO 2
2025	$-	$-	$-	$-
2024	$930,041	$-	$49,459	$979,500
2023	$438,200	$-	$(59,564)	$378,636
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (ii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
Brian Roney
2025	$(28,897)	$(9,751)	$(38,648)
2024	$36,488	$(743)	$35,745
Nicholas Petcoff
2024	$50,149	$(690)	$49,459
2023	$(67,752)	$8,188	$(59,564)

Non-PEO NEO Average Total Compensation Amount			$ 572,800	$ 572,800	$ 435,500
Non-PEO NEO Average Compensation Actually Paid Amount			$ 572,256	572,403	412,743
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
[5] Amounts reported reflect CAP for the other named executive officers as a group, as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year.  The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non- PEO NEOs
2025	$572,800	$-	$(544)	$572,256
2024	$572,800	$-	$(397)	$572,403
2023	$435,500	$-	$(22,757)	$412,743

a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Year End Fair Value of Equity Awards Granted In The Year	Average Equity Award Adjustments(a)
2025	$-	$(544)	$-	$(544)
2024	$192	$(589)	$-	$(397)
2023	$(25,962)	$3,205	$-	$(22,757)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount			$ 30.65	50.31	47.3
Net Income (Loss)			$ (18,438,000)	24,347,000	$ (25,904,000)
PEO Name	Brian Roney	Nicholas Petcoff	Brian Roney		Nicholas Petcoff
Equity Awards Adjustments, Footnote [Text Block]
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (ii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
Brian Roney
2025	$(28,897)	$(9,751)	$(38,648)
2024	$36,488	$(743)	$35,745
Nicholas Petcoff
2024	$50,149	$(690)	$49,459
2023	$(67,752)	$8,188	$(59,564)
a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Year End Fair Value of Equity Awards Granted In The Year	Average Equity Award Adjustments(a)
2025	$-	$(544)	$-	$(544)
2024	$192	$(589)	$-	$(397)
2023	$(25,962)	$3,205	$-	$(22,757)

Brian Roney [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 760,750	757,550	$ 0
PEO Actually Paid Compensation Amount			722,102	793,295	0
Nicholas Petcoff [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			0	930,041	438,200
PEO Actually Paid Compensation Amount			0	979,500	378,636
PEO [Member] | Brian Roney [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Brian Roney [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(38,648)	35,745
PEO [Member] | Brian Roney [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(28,897)	36,488
PEO [Member] | Brian Roney [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(9,751)	(743)
PEO [Member] | Nicholas Petcoff [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Nicholas Petcoff [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	49,459	(59,564)
PEO [Member] | Nicholas Petcoff [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				50,149	(67,752)
PEO [Member] | Nicholas Petcoff [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(690)	8,188
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(544)	(397)	(22,757)
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	192	(25,962)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(544)	(589)	3,205
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0